Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Current assets:
Accounts receivable, less allowance for doubtful accounts	$ 65,388	$ 59,962	$ 60,079
Inventories	6,031	4,761	5,236
Deferred income taxes	11,942	10,715	8,733
Other current assets	5,197	3,342	2,983
Total current assets	126,305	78,780	77,031
Cash and cash equivalents	37,747		0	12,006
Property and equipment, net:
Medical equipment, net	231,808	206,842	197,859
Property and office equipment, net	22,073	20,762	19,406
Total property and equipment, net	253,881	227,604	217,265
Other long-term assets:
Goodwill	323,989	280,211	280,211
Other intangibles, net	251,524	234,915	248,653
Other, primarily deferred financing costs, net	14,091	11,518	12,243
Total assets	969,790	833,028	835,403
Current liabilities:
Current portion of long-term debt	5,562	3,764	4,062
Book overdrafts	4,739	3,566	3,302
Accounts payable	23,575	26,943	18,075
Accrued compensation	14,520	11,648	10,432
Accrued interest	4,827	3,601	3,696
Other accrued expenses	13,355	9,472	9,174
Total current liabilities	111,098	58,994	48,741
Long-term debt, less current portion	650,134	521,281	514,557
Pension and other long-term liabilities	8,222	6,302	6,465
Interest rate swap		16,347	21,286
Payable to Parent	16,937	13,702	6,342
Deferred income taxes	75,061	69,663	64,021
Commitments and contingencies
Shareholders' equity
Common stock
Additional paid-in capital	214,294	248,794	248,794
Accumulated deficit	(94,831)	(87,276)	(58,165)
Accumulated other comprehensive loss	(11,495)	(14,779)	(16,638)
Total shareholders' equity	107,968	146,739	173,991	188,451	223,695
Total liabilities and shareholders' equity	$ 969,790	$ 833,028	$ 835,403